INCOME TAX - Schedule of Effective Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before taxes	$ 25,749,843	$ (9,863,991)	$ 12,136,627
Income tax expense calculated at Costa Rica statutory tax rate of 30%	7,724,957	(2,959,197)	3,640,988
Foreign rate differential	956,412	12,442,068	1,442,871
Tax attributable to exchange gain/loss	(3,178,643)	(4,248,460)	(3,048,684)
Change in unrecognized deferred tax assets	652,405	(715,459)	(648,037)
Withholding tax	322,575	1,111,825	2,750,903
Alternative minimum tax	2,667,106	3,020,002	1,161,583
Other	496,211	911,281	(319,002)
INCOME TAX EXPENSE	$ 9,641,023	$ 9,562,060	$ 4,980,622
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate	30.00%